Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jan. 31, 2023		Jul. 31, 2022		Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development costs	$ 3,594,633		$ 3,210,627		$ 4,206,926
Professional services fees	826,751		877,411		1,229,040
Other	268,887		120,184		125,679
Total	$ 4,690,271	[1]	$ 4,208,222	[1]	$ 5,561,645

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.